10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
Notes
10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10.      ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued costs consist of the following:

	December 31, 2018	December 31, 2017
	$	$
Trade accounts payable	226,575	160,249
Accrued liabilities	87,664	141,840
	314,239	302,089

During the year ended December 31, 2018, the Company issued 233,450 common shares to Lampyon Canada Inc. (“Lampyon”) valued at $43,915 in consideration for services rendered pursuant to the terms of a service agreement entered into on April 10, 2018 (Note 11).